Summary of Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Weighted Average Remaining Contractual Term
Outstanding - December 31, 2014		5 years 5 months 13 days
Non Employee Stock Option
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Beginning Balance	$ 0.29	$ 0.44
Weighted Average Exercise Price Per Share, Ending Balance		$ 0.29
2004 Stock Plan
Number of Shares Underlying Outstanding Options
Number of Shares Underlying Outstanding Options, Beginning Balance	6,226,183
Number of Shares Underlying Outstanding Options, Ending Balance		6,226,183
Weighted Average Remaining Contractual Term
Exercisable - June 30, 2015		5 years 6 months 2 days
2004 Stock Plan | Non Employee Stock Option
Shares Available for Grant
Balances at December 31, 2013	374,826	315,141
Options forfeited		59,685
Stock repurchased		0
Balances at December 31, 2014		374,826
Number of Shares Underlying Outstanding Options
Number of Shares Underlying Outstanding Options, Beginning Balance	6,226,183	6,435,868
Number of Shares Underlying Outstanding Options, Options exercised	(100,000)	(150,000)
Number of Shares Underlying Outstanding Options, Options canceled	(62,912)	(59,685)
Stock repurchased		0
Number of Shares Underlying Outstanding Options, Ending Balance	6,063,271	6,226,183
Number of Shares Underlying Outstanding Options, Exercisable - June 30, 2015	5,567,516
Number of Shares Underlying Outstanding Options, Vested and expected to vest - June 30, 2015	5,981,562
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Beginning Balance	$ 0.23	$ 0.34
Options exercised	0.13	0.29
Options canceled	0.44	$ 0.15
Stock repurchased		0
Weighted Average Exercise Price Per Share, Ending Balance	0.35	$ 0.23
Exercisable - June 30, 2015	0.34
Vested and expected to vest - June 30, 2015	$ 0.35
Weighted Average Remaining Contractual Term
Outstanding - December 31, 2014	4 years 9 months 29 days	5 years 6 months 4 days
Exercisable - June 30, 2015	4 years 7 months 6 days
Vested and expected to vest - June 30, 2015	4 years 9 months 18 days
2004 Stock Plan | Stock Options Issued Outside of Plans
Shares Available for Grant
Stock repurchased		0
Number of Shares Underlying Outstanding Options
Number of Shares Underlying Outstanding Options, Beginning Balance	325,000
Number of Shares Underlying Outstanding Options, Options granted	630,513	325,000
Number of Shares Underlying Outstanding Options, Options canceled	(25,000)
Stock repurchased		0
Number of Shares Underlying Outstanding Options, Ending Balance	930,513	325,000
Number of Shares Underlying Outstanding Options, Vested and expected to vest - June 30, 2015	847,674
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Beginning Balance	$ 0.29
Options exercised	0.25	$ 0.29
Options canceled	0.29
Stock repurchased		0
Stock repurchased		$ 0
Weighted Average Exercise Price Per Share, Ending Balance	0.27	$ 0.29
Vested and expected to vest - June 30, 2015	$ 0.27
Weighted Average Remaining Contractual Term
Outstanding - December 31, 2014	9 years 4 months 17 days	9 years 1 month 24 days
Exercisable - June 30, 2015	8 years 10 months 13 days	1 year 9 months 29 days
Vested and expected to vest - June 30, 2015	9 years 4 months 2 days